SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional disclosures (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 USD ($) segment item ¥ / $	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥) segment item	Dec. 31, 2016 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) item ¥ / $
Currency translation for financial statements presentation
Exchange rate | ¥ / $		6.8755					6.8755
Cash and Restricted Cash
Cash		$ 37,494		¥ 690,478			¥ 257,789
Restricted Cash		10,650		150,452			73,226
Total		$ 48,144		¥ 840,930			¥ 331,015
Segment Reporting
Number of operating segments | segment		1	1	1
Number of reportable segments | segment		1	1	1
Recently Issued Accounting Standards
Net income		$ (125,524)	¥ (863,038)	¥ 480,664	¥ 930,668
Minimum
Equipment and leasehold improvements
Useful life		3 years	3 years
Maximum
Equipment and leasehold improvements
Useful life		5 years	5 years
ASU 2016-01
Recently Issued Accounting Standards
Unrealized losses, net of tax on equity securities reclassified from accumulated other comprehensive income to retained earnings	¥ 800
ASU 2016-02 | Adjustment
Recently Issued Accounting Standards
Right of use asset						¥ 104,700
Lease liability						¥ 104,700
ASU 2016-16 | Adjustment
Recently Issued Accounting Standards
Net income			¥ (13,900)
Commodity future contracts
Derivative financial instruments
Outstanding commodity futures contract | item		0		0			0